Short-term debt (Tables)	3 Months Ended
Mar. 31, 2024
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	March 31,	December 31,
	2024	2023

Commercial paper program	85,580	399,078
Borrowings under lines of credit	23,544	57,754
Other	13	72
Short-term debt	109,137	456,904